General information and significant accounting policies (Details)	6 Months Ended
	Jun. 30, 2024 item subsidiary segment	Jun. 17, 2017
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	22
Number of chartered vessels in operations	4
Average Age Of Vessels	9 years 9 months 18 days
Number of wholly owned subsidiaries | subsidiary	79
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	50.00%
e1 Marine LLC
Overview
Percentage of ownership interest (as a percent)	33.33%	33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%